Loans, financing and debentures - Relevant transactions entered into during the period (Details) $ in Thousands	Mar. 10, 2025 USD ($)	Mar. 10, 2025 BRL (R$)	Mar. 05, 2025 USD ($)	Mar. 05, 2025 BRL (R$)	Jan. 22, 2025 USD ($)	Jan. 22, 2025 BRL (R$)
Export Prepayment Agreements ("EPP") | March 2031
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 1,200,000	R$ 6,951,600
Advance of exchange contract (ACC) | January 2026
Disclosure of detailed information about borrowings [line items]
Current borrowings					$ 10	R$ 59,175
SOFR | Advance of exchange contract (ACC) | January 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.43%	6.43%
SOFR Term +1.45% | March 2031
Disclosure of detailed information about borrowings [line items]
Floating rate increasing annually until maturity	1.45%	1.45%
ACC with Banco Do Brasil | Advance of exchange contract (ACC) | March 2026
Disclosure of detailed information about borrowings [line items]
Current borrowings			$ 10	R$ 57,950
ACC with Banco Do Brasil | Fixed | Advance of exchange contract (ACC) | March 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.80%	5.80%